Business and Summary of Significant Accounting Principles (Asset Retirement Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning	$ 26,802	$ 16,280
Liability incurred	4,268	5,292	660
Additions upon the close of AWN		(5,218)
Accretion expense	1,249	77	508
Revision in estimate	(355)
Liability settled	(24)	(65)
Balance, ending	$ 31,940	$ 26,802	$ 16,280